SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

            June 13, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Large Cap Focus Growth Fund, a series of BlackRock Large Cap Series Funds, Inc.
(Securities Act File No. 333-89389, Investment Company Act File No. 811-09637)

Ladies and Gentlemen:

On behalf of BlackRock Large Cap Series Funds, Inc., attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of BlackRock Large Cap Focus Growth Fund (the “Fund”), as filed pursuant to Rule 497(e) under the Securities Act of 1933 on May 23, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5448.

Respectfully Submitted,

/s/ Toi K. Carrion
Toi K. Carrion

Enclosures

cc:	Benjamin Archibald, Esq.

Jesse C. Kean, Esq.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.